CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Apr. 30, 2015	Apr. 30, 2014
Other assets
Intangible assets, accumulated amortization	$ 19,610	$ 17,286
Property and equipment, accumulated depreciation	1,464	2,041
Deferred charges and leasing costs, accumulated amortization	$ 8,077	$ 8,892
EQUITY
Common Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Common Shares of Beneficial Interest, shares issued (in shares)	124,455,624	109,019,341
Common Shares of Beneficial Interest, shares outstanding (in shares)	124,455,624	109,019,341
Noncontrolling interests - Operating Partnership (in shares)	13,999,725	21,093,445
Receivable Arising from Straight-Lining of Rents [Member]
Other assets
Allowance for doubtful accounts receivable	$ 718	$ 796
Accounts Receivable [Member]
Other assets
Allowance for doubtful accounts receivable	$ 438	$ 248
Preferred Class A [Member]
EQUITY
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Preferred Shares of Beneficial Interest, shares issued (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, aggregate liquidation preference	$ 28,750,000	$ 28,750,000
Preferred Class B [Member]
EQUITY
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Preferred Shares of Beneficial Interest, shares issued (in shares)	4,600,000	4,600,000
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	4,600,000	4,600,000
Preferred Shares of Beneficial Interest, aggregate liquidation preference	$ 115,000,000	$ 115,000,000